Share-Based Compensation - Summary of Nonvested Restricted Stock Units (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Stock Units
Nonvested at beginning of period	885
Granted	517
Vested	489
Forfeited	55
Nonvested at end of period	858
Weighted-Average Grant-Date Fair Value
Nonvested at beginning of period	$ 31.79
Granted	$ 45.10
Vested	$ 24.35
Forfeited	$ 42.96
Nonvested at end of period	$ 43.35